Related Party Notes (Details) - Schedule of related party notes payable consists - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Related Party Notes (Details) - Schedule of related party notes payable consists [Line Items]
Balance as of December 31, 2022		$ 8,406
Interest Expense for the Year Ended		$ 3,879	$ 3,369
Unpaid Balance			13,655
Net Carrying Value			$ 13,655
Related party notes – China [Member]
Related Party Notes (Details) - Schedule of related party notes payable consists [Line Items]
Contractual Maturity Date	[1]	December 31, 2023	Due on Demand
Contractual Interest Rates	[1]	12.00%	18.00%
Balance as of December 31, 2022	[1]	$ 4,651
Interest Expense for the Year Ended	[1]	$ 3,879	$ 3,369
Unpaid Balance	[1]		9,411
Net Carrying Value	[1]		$ 9,411
Related party notes – China various other [Member]
Related Party Notes (Details) - Schedule of related party notes payable consists [Line Items]
Contractual Maturity Date		Due on Demand	Due on Demand
Contractual Interest Rates			0.00%
Balance as of December 31, 2022		$ 3,755
Unpaid Balance			$ 4,244
Net Carrying Value			$ 4,244

[1]	On December 27, 2022, the Company executed two separate note payable payoff settlement agreements with Chongqing Leshi Small Loan Co., Ltd. (“Chongqing”), a related party, according to which Chongqing agreed to forgive principal and all outstanding accrued interest. The remaining principal balance was agreed to be payable in five installment payments through December 31, 2023 and the current interest rate was set to 12%.